RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

For the years ended February 28, 2026, and February 28, 2025, the Company had net (advances) repayments of ($132,268) and ($71,927), respectively, to its loan payable-related party. At February 28, 2026, the loan payable-related party was $461,633 and $329,365 at February 28, 2025. As of February 28, 2026, included in the balance due to the related party is $285,638 of deferred salary all of which bears interest at 12%. As of February 28, 2025, included in the balance due to the related party is $190,013 of deferred salary all of which bears interest at 12%. The accrued interest included at February 28, 2026, was $79,268 (February 28, 2025- $51,575).

During the year ended February 28, 2026, the Company a net repayment of $390,744 in deferred compensation for the CEO. This would bring his annual bonus for the year ended February 28, 2026, to $1.0 million. For the fiscal year ended February 28, 2025, the Company paid out $1,390,744 to the CEO. During the year ended February 28, 2025, the Company a net accrual of $1,663,833 in deferred compensation for the CEO. This would bring his annual bonus for the year ended February 28, 2025, to $2.5 million. For the fiscal year ended February 28, 2025, the Company paid out $836,167 to the CEO. This was all in accordance with a December 2023 board action allowing for $1 million of discretionary compensation.

During the years ended February 28, 2026, and February 28, 2025, the Company accrued 1,500 Series G shares to be issued totaling $1,500,000 and 1,500 Series G preferred shares to be issued totaling $1,500,000, respectively, both per Company resolution. The Series G preferred shares are redeemable at $1,000 per share and will be issued by the Company at the appropriate time. The balance of Incentive Compensation Plan Payable at February 28, 2026, was $5,500,000 and the balance February 28, 2025, was $4,000,000.

During the years ended February 28, 2026, and February 28, 2025, the Company was charged $2,576,111 and $2,541,180, respectively in consulting fees for research and development to a company partially owned by a principal shareholder included in research and development expenses. The principal shareholder received no compensation from this partially owned research and development company and the fees were spent on core development projects. As at February 28, 2026, and February 28, 2025, the balance due to this company was $160,557 and $76,532, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS